RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of receivables due from related parties as of December 31, 2025 and 2024 is as follows:

(in thousands of $)	2025	2024
Frontline (Management) Cyprus Ltd	340	686
Receivables due from related parties	340	686
A summary of payables due to related parties as of December 31, 2025 and 2024 is as follows:

(in thousands of $)	2025	2024
Frontline Corporate Services Ltd	(21)	(23)
Seatankers Management Co. Ltd	(4)	(29)
Flex LNG Fleet Management AS	(309)	(358)
Front Ocean Management Ltd	(41)	(65)
Front Ocean Management AS	(244)	—
Frontline (Management) Cyprus Ltd	(50)	(48)
SFL Corporation Ltd	(4)	—
Payables due to related parties	(673)	(523)
A summary of expenses recorded from related parties for the years ended December 31, 2025, 2024, and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Administration service fees
Seatankers Management Co. Ltd	(192)	(157)	(115)
Front Ocean Management AS	(684)	(506)	(400)
Frontline Management (Bermuda) Ltd	—	(96)	(128)
Front Ocean Management Ltd	(311)	(265)	(257)
Frontline (Management) Cyprus Ltd	(224)	(144)	—
SFL Corporation Ltd	(30)	—	—

Technical management fees
Flex LNG Fleet Management AS	(3,936)	(3,589)	(3,435)

Office facilities
Seatankers Management Norway AS	—	(17)	(85)
Frontline Corporate Services Ltd	(55)	(23)	—
Total related party transactions	(5,432)	(4,797)	(4,420)

A summary of income recorded from related parties for the years ended December 31, 2025, 2024, and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Avance Gas Trading Ltd	3	15	293
Sloane Square Capital Holdings Ltd	—	—	9
Paratus Management (UK) Limited	—	—	5
Seatankers Services (UK) LLP	—	6	4
Total related party transactions	3	21	311